INSURANCE CONTRACTS (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Present value of estimated future cash outflows	R$ 424,040,950	R$ 361,869,346
- Acquisition costs	3,391,237	2,281,026
- Claims and other directly attributable expenses	420,649,713	359,588,320
Present value of estimated future cash inflows	(122,396,004)	(97,381,776)
Non-financial risk adjustment	1,832,047	1,892,918
Contract Service Margin	24,414,758	22,162,319
Total remaining coverage of the general model/variable rate model	327,891,751	288,542,807
Non Onerous Contracts [Member]
IfrsStatementLineItems [Line Items]
Present value of estimated future cash outflows	388,031,144	326,000,065
- Acquisition costs	3,318,639	2,188,126
- Claims and other directly attributable expenses	384,712,505	323,811,939
Present value of estimated future cash inflows	(115,748,997)	(91,126,830)
Non-financial risk adjustment	994,571	937,543
Contract Service Margin	23,928,554	21,929,385
Total remaining coverage of the general model/variable rate model	297,205,272	257,740,163
Onerous Contracts [Member]
IfrsStatementLineItems [Line Items]
Present value of estimated future cash outflows	36,009,806	35,869,281
- Acquisition costs	72,598	92,900
- Claims and other directly attributable expenses	35,937,208	35,776,381
Present value of estimated future cash inflows	(6,647,007)	(6,254,946)
Non-financial risk adjustment	837,476	955,375
Contract Service Margin	486,204	232,934
Total remaining coverage of the general model/variable rate model	R$ 30,686,479	R$ 30,802,644